INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31, 2022
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,983,153	(8,503,451)	479,702
Domain name	5-10 years	3,820,913	(3,618,766)	202,147
License	10 years	1,943,396	(767,925)	1,175,471

Total		14,747,462	(12,890,142)	1,857,320

	As of December 31, 2023
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	9,130,529	(8,976,570)	153,959
Domain name	5-10 years	3,826,626	(3,655,316)	171,310
License	10 years	1,943,396	(962,264)	981,132

Total		14,900,551	(13,594,150)	1,306,401

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	194,340	194,340	194,340
General and administrative expenses	1,677,810	1,745,967	363,079

Total amortization expense	1,872,150	1,940,307	557,419

As of December 31, 2023, estimated amortization expense of the existing intangible assets for each of the next five years is RMB264,453, RMB264,453, RMB250,275, RMB248,986 and RMB248,986.